Other operational gain (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Gain Contingencies [Line Items]
Other operational gain	$ 2,461	$ 50
Gain / (Loss) related to settlement of a commercial dispute	$ 2,141